Investments In Associates And Joint Venture - Summary of Financial Information for Joint Ventures (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial information of joint ventures [line items]
Cash and cash equivalents	S/ 801,140	S/ 626,180	S/ 606,950
Total current assets	3,233,254	3,891,946
Other current liabilities	(632,669)	(848,500)
Total current liabilities	(2,891,614)	(3,549,185)
Total non-currentassets	4,197,142	4,775,724	4,717,976
Revenues	3,899,462	4,014,013	4,137,309
(Loss) profit before income tax	133,948	45,112	(708,134)
Income tax expense	(113,318)	(46,305)	152,182
Profit from continuing operations after income tax	20,630	(1,193)	(555,952)
Other comprehensive income	14,294	(8,280)	(20,599)
Total comprehensive income	71,709	200,958	S/ (472,197)
Logistica Qumicos del Sur S.A.C. [member]
Disclosure of financial information of joint ventures [line items]
Cash and cash equivalents	1,520	2,076
Other current assets	1,549	1,652
Total current assets	3,069	3,728
Other current liabilities	(3,513)	(3,104)
Total current liabilities	(3,513)	(3,104)
Total non-currentassets	37,349	39,327
Net assets	14,904	14,267
Revenues	11,399	10,750
Depreciation and amortization	(2,313)	(2,039)
Interest expense	(668)	(675)
(Loss) profit before income tax	4,698	4,988
Income tax expense	(1,482)	(1,614)
Profit from continuing operations after income tax	3,216	3,374
Other comprehensive income	0	0
Total comprehensive income	S/ 3,216	S/ 3,374